CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2022 IDR (Rp) Rp / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 IDR (Rp) Rp / shares	Dec. 31, 2020 IDR (Rp) Rp / shares
Disclosure of depositary receipts [line items]
REVENUES	Rp 147,306	$ 9,462	Rp 143,210	Rp 136,447
COST AND EXPENSES
Operation, maintenance, and telecommunication service expenses	(38,184)	(2,453)	(38,133)	(34,575)
Depreciation and amortization expenses	(33,129)	(2,128)	(31,714)	(28,925)
Personnel expenses	(14,907)	(957)	(15,524)	(14,390)
General and administrative expenses	(5,854)	(376)	(5,016)	(6,564)
Interconnection expenses	(5,440)	(349)	(5,181)	(5,406)
Marketing expenses	(3,929)	(252)	(3,633)	(3,482)
Gains (loss) on foreign exchange - net	256	16	50	(86)
Unrealized gain (loss) on changes in fair value of investments	(6,438)	(414)	3,432	129
Other income - net	35	3	162	810
OPERATING PROFIT	39,716	2,552	47,653	43,958
Finance income	878	56	558	800
Finance cost	(4,077)	(262)	(4,394)	(4,602)
Share of loss of long-term investment in associates	(87)	(6)	(78)	(246)
Impairment of long-term investment in associates				(763)
PROFIT BEFORE INCOME TAX	36,430	2,340	43,739	39,147
INCOME TAX (EXPENSE) BENEFIT
Current	(9,259)	(595)	(9,556)	(9,798)
Deferred	549	36	(84)	541
INCOME TAX (EXPENSE) BENEFIT	(8,710)	(559)	(9,640)	(9,257)
PROFIT FOR THE YEAR	27,720	1,781	34,099	29,890
Other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods:
Foreign currency translation	299	19	28	11
Changes in fair value of investments	3	0	(2)	3
Share of other comprehensive income of long-term investment in associates	1	0	(1)	1
Other comprehensive income (loss) not to be reclassified to profit or loss in subsequent periods:
Defined benefit actuarial gain (loss) - net	1,464	94	1,955	(3,596)
Other comprehensive income (loss) - net	1,767	113	1,980	(3,581)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	29,487	1,894	36,079	26,309
Profit for the year attributable to:
Owners of the parent company	20,736	1,332	24,877	21,052
Non-controlling interests	6,984	449	9,222	8,838
PROFIT FOR THE YEAR	27,720	1,781	34,099	29,890
Total comprehensive income for the year attributable to:
Owners of the parent company	22,449	1,442	26,884	17,840
Non-controlling interests	7,038	452	9,195	8,469
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	Rp 29,487	$ 1,894	Rp 36,079	Rp 26,309
BASIC AND DILUTED EARNINGS PER SHARE
Profit per share - (Basic) | (per share)	Rp 209.32	$ 0.01	Rp 251.13	Rp 212.51
Profit per share - (Diluted) | (per share)	209.32	0.01	251.13	212.51
ADR
BASIC AND DILUTED EARNINGS PER SHARE
Profit per ADS (100 Series B shares per ADS) - (Basic) | (per share)	20,932.30	1.34	25,112.50	21,251.29
Profit per ADS (100 Series B shares per ADS) - (Diluted) | (per share)	Rp 20,932.30	$ 1.34	Rp 25,112.50	Rp 21,251.29